Net Loss Attributable To Common Stockholders And Pro Forma Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Net Loss Attributable To Common Stockholders And Pro Forma Net Loss Per Share [Abstract]
Net Loss Attributable To Common Stockholders And Pro Forma Net Loss Per Share

17. Net Loss Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Prior to the IPO, holders of Redeemable Convertible Preferred shares were each entitled to receive 8% per annum cumulative dividends, payable prior and in preference to any dividends on any other shares of the Company's capital stock.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period.

The following tables present the calculation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net loss per share:
Net loss	$(1,432)	$(3,834)	$(6,845)	$(18,180)
Less: accretion of redeemable convertible preferred stock	—	(7,055)	(11,810)	(20,828)

Net loss attributable to common stockholders	$(1,432)	$(10,889)	$(18,655)	$(39,008)

Weighted-average common shares outstanding:
Basic	53,701	7,228	29,993	7,050

Diluted	53,701	7,228	29,993	7,050

Net loss per share attributable to common stockholders:
Basic	$(0.03)	$(1.51)	$(0.62)	$(5.53)

Diluted	$(0.03)	$(1.51)	$(0.62)	$(5.53)

Potentially dilutive securities not included in the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Options to purchase common stock and common stock subject to repurchase	12,809,899	11,796,565	12,780,410	11,845,538
Restricted stock	144,241	133,962	65,862	171,789
Convertible Preferred	—	8,807,092	4,645,498	8,807,092
Redeemable Convertible Preferred	—	25,828,786	13,621,873	25,828,786
Common stock warrants	5,359	247,711	134,519	247,711
Common stock issuable upon conversion of debt	—	268,835	155,409	256,438

	12,959,499	47,082,951	31,403,571	47,157,354

17. Net Loss Attributable to Common Stockholders and Pro Forma Net Loss Per Share

Basic net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Holders of Redeemable Convertible Preferred are each entitled to receive 8% per annum cumulative dividends, payable prior and in preference to any dividends on any other shares of the Company's capital stock. In the event a dividend is paid on common stock, Redeemable Convertible Preferred stockholders are entitled to a proportionate share of any such dividend as if they were holders of common shares (on an as-if converted basis).

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period.

The unaudited pro forma basic and diluted net loss per share was computed to give effect to the conversion of the Redeemable Convertible Preferred and Convertible Preferred using the as-if converted method into common shares as though the conversion had occurred as of the beginning of the period or the original date of issuance, if later.

The following tables present the calculation of basic net loss per share attributable to common stockholders and unaudited pro forma basic and diluted net loss per share per share (in thousands, except per share data):

	Year Ended December 31,
	2008	2009	2010
Net loss per share:
Net loss	$(48,976)	$(37,859)	$(27,272)
Less: accretion of redeemable convertible preferred stock	(15,639)	(25,774)	(28,157)

Net loss attributable to common stockholders	$(64,615)	$(63,633)	$(55,429)

Basic and diluted shares:
Weighted-average common shares outstanding	5,530	5,862	7,080

Net loss per share attributable to common stockholders:
Basic	$(11.68)	$(10.86)	$(7.83)

Year Ended December 31, 2010
Unaudited pro forma net loss per share:
Net loss	$(27,272)

Basic and diluted shares:
Weighted-average shares used to compute basic net loss per share	7,080
Pro forma adjustment to reflect assumed conversion of preferred stock to occur upon consummation of the Company's expected initial public offering	34,632

Weighted-average shares used to compute basic and diluted pro forma net loss per share	41,712

Pro forma net loss per share:
Basic and diluted	$(0.65)

Potentially dilutive securities not included in the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented is as follows:

	Year Ended December 31,
	2008	2009	2010
Options to purchase common stock and common stock subject to repurchase	8,797,093	10,674,395	12,001,346
Convertible Preferred	8,807,092	8,807,092	8,807,092
Redeemable Convertible Preferred	22,363,783	25,828,786	25,824,801
Common stock warrants	258,155	247,711	247,711
Common stock issuable upon conversion of debt	—	256,438	281,438

	40,226,123	45,814,422	47,162,388